Schedule of Goodwill Allocated to Segments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Dec. 31, 2011 Continuing Operations Food & Beverage	Dec. 31, 2010 Continuing Operations Food & Beverage	Dec. 31, 2011 Continuing Operations Home, Health & Beauty	Dec. 31, 2010 Continuing Operations Home, Health & Beauty	Dec. 31, 2011 Continuing Operations Specialty Chemicals	Dec. 31, 2010 Continuing Operations Specialty Chemicals	Dec. 31, 2011 Segment, Discontinued Operations	Dec. 31, 2010 Segment, Discontinued Operations	Dec. 31, 2011 Segment, Continuing and Discontinued Operations	Dec. 31, 2010 Segment, Continuing and Discontinued Operations	Dec. 31, 2009 Segment, Continuing and Discontinued Operations
Goodwill [Line Items]
Goodwill	$ 671	$ 668	$ 640	$ 668	$ 640	$ 276	$ 267	$ 382	$ 364	$ 10	$ 9			$ 832	$ 812	$ 818
Discontinued operations	$ 165	$ 164	$ 172									$ 164	$ 172